Schedule of 12% Convertible Debentures (Details) - USD ($)					12 Months Ended
	Apr. 08, 2019	Mar. 27, 2019	Mar. 18, 2019	Dec. 12, 2018	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Short-term Debt [Line Items]
Principal amount of debt					$ 83,616,590
Add: accrued interest					1,147,690		$ 1,016,113
Unamortized debt discount					(4,098,862)	$ (3,097,980)
Less current portion							(741,197)
Less current portion							741,197
Carry value at December 31, 2019, net of current portion							$ 12,497,765
Convertible Debenture [Member] | 12% Convertible Debenture [Member]
Short-term Debt [Line Items]
Principal amount of debt	$ 100,000	$ 318,000	$ 1,696,000	$ 9,540,000	11,654,000
Less issuance costs		(18,000)	(96,000)	(590,000)	(704,000)
Net cash proceeds received	100,000	300,000	1,600,000	8,950,000	10,950,000
Principal amount of debt (excluding original issue discount)	100,000	318,000	1,696,000	9,540,000	11,654,000
Add conversion of debt from convertible debentures				3,551,528	3,551,528
Add: accrued interest	8,933	29,754	164,083	1,711,273	1,914,043
Principal amount of debt including accrued interest	108,933	347,754	1,860,083	14,802,801	17,119,571
Debt discount: Allocated embedded derivative liabilities	(64,000)	(188,000)	(822,000)	(4,760,000)	(5,834,000)
Debt discount: Liquidated Damages recognized upon issuance	(4,200)	(12,600)	(67,200)	(706,944)	(790,944)
Debt discount: Issuance costs		(18,000)	(106,000)	(590,000)	(714,000)
Subtotal debt discount	(68,200)	(218,600)	(995,200)	(6,056,944)	(7,338,944)
Less amortization of debt discount	27,200	89,422	414,465	2,927,248	3,458,335
Unamortized debt discount	(41,000)	(129,178)	(580,735)	(3,129,696)	(3,880,609)
Carrying value at December 31, 2019	67,933	218,576	1,279,348	11,673,105	13,238,962
Less current portion		(206,204)		(534,993)	(741,197)
Less current portion		206,204		534,993	741,197
Carry value at December 31, 2019, net of current portion	$ 67,933	$ 12,372	$ 1,279,348	$ 11,138,112	$ 12,497,765